Summary of Significant Accounting Policies - Leases (Details) - USD ($)		6 Months Ended
	Jan. 01, 2021	Jun. 30, 2021	Jun. 30, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets		$ 1,818,213
Lease liabilities		1,552,598
Operating lease costs		893,050	$ 710,590
Costs for short-term leases		$ 57,975
Weighted-average remaining lease term		1 year 1 month 6 days
Weighted-average discount rate (as a percent)		6.00%
Cash payments against operating lease liabilities		$ 830,591
ASU2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, Practical Expedients, Package [true false]	true
ASU2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 2,563,151
Lease liabilities	$ 2,470,968